INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
RECONCILIATION OF TAX EXPENSE AND ACCOUNTING PROFIT MULTIPLIED BY TAX RATE

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Loss from continuing operations before income taxes	(76,168,079)	(132,728,891)	(57,278,276)
Profit (loss) from discontinued operations before income taxes	-	4,956,408	(857,554)
	(76,168,079)	(127,772,483)	(58,135,830)
Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(15,830,802)	(11,397,968)	(9,546,464)
Tax effect of income that is not taxable	(1,736,424)	(2,455,883)	550
Tax effect of expenses that are not deductible	850,040	7,636,301	2,233,494
Tax effect of tax losses not utilized	13,957,110	6,789,872	5,216,460
Tax effect of utilization of unrecognized tax losses	-	(963,219)	-
Tax concession received	348,951	-	-
Tax effect of temporary differences	2,760,076	390,897	2,095,960
Income tax credit for the year	348,951	-	-

SCHEDULE OF PROFIT (LOSS) BEFORE TAX

The results for both reporting periods can also be analyzed in the following way:

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Loss from continuing operations	(76,168,079)	(132,728,891)	(57,278,276)
Loss from discontinued operations	-	(117,137)	(857,554)
Total losses subject to income tax	(76,168,079)	(132,846,028)	(58,135,830)
Gain on sale of discontinued operations	-	5,073,545	-
Profit (loss) for the year before tax	(76,168,079)	(127,772,483)	(58,135,830)

DISCLOSURE OF DETAILED INFORMATION ABOUT RECOGNIZED DEFERRED TAX ASSETS

Deferred income taxes reflect the net tax effects of the temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The main components of the deferred income tax assets are as follows:

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Depreciation and amortization recognized for tax purposes	608,809	789,005	434,696
Rental payments (IFRS 16)	(211,687)	(394,631)	(391,426)
Impairment on loan balances	-	(3,477)	2,052,689
Impairment on intangible assets	2,362,954	-	-
Benefit of tax loss carryforwards	13,943,974	16,962,865	9,857,098
	16,704,050	17,353,762	11,953,057
Unrecognized deferred tax asset	(16,704,050)	(17,353,762)	(11,953,057)
Deferred tax asset	-	-	-